PIA High Yield (MACS) Fund
Schedule of Investments
August 31, 2025 (Unaudited)

CORPORATE BONDS - 93.8%	Par	Value
Advertising - 1.1%
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030 (a)	$1,800,000	$1,876,019
7.13%, 02/15/2031 (a)	225,000	228,724
		2,104,743

Aerospace/Defense - 0.6%
Efesto Bidco SpA Efesto US LLC, 7.50%, 02/15/2032 (a)	1,000,000	1,022,320

Agriculture - 0.5%
Turning Point Brands, Inc., 7.63%, 03/15/2032 (a)	905,000	948,118

Airlines - 1.5%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (a)	2,945,000	2,837,207

Auto Manufacturers - 0.8%
PM General Purchaser LLC, 9.50%, 10/01/2028 (a)	1,750,000	1,389,419

Building Materials - 4.0%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030 (a)	1,850,000	1,910,884
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	750,000	773,613
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	1,775,000	1,748,913
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.50%, 04/15/2030 (a)	1,300,000	1,014,349
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	1,650,000	1,654,940
8.88%, 11/15/2031 (a)	350,000	373,631
		7,476,330

Chemicals - 10.1%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028 (a)	2,597,000	876,488
Cerdia Finanz GmbH, 9.38%, 10/03/2031 (a)	1,975,000	2,095,041
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	1,725,000	1,456,158
12.00%, 02/15/2031 (a)	1,425,000	1,311,475
GPD Cos., Inc., 12.50%, 12/31/2029 (a)	2,237,790	1,884,772
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	2,084,000	1,794,987
Innophos Holdings, Inc., 11.50%, 06/15/2029 (a)	2,985,500	2,967,826
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	2,100,000	2,080,354
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	1,910,000	2,052,694
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029 (a)	2,250,000	2,206,482
		18,726,277

Coal - 1.0%
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	2,065,000	1,888,591

Commercial Services - 12.3%
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (a)	2,410,000	2,294,718
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	2,350,000	2,248,597
Cimpress PLC, 7.38%, 09/15/2032 (a)	2,100,000	2,109,910
CPI CG, Inc., 10.00%, 07/15/2029 (a)	930,000	974,263
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	1,455,000	1,492,254
Deluxe Corp., 8.13%, 09/15/2029 (a)	2,050,000	2,137,865
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	2,350,000	2,293,901
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	1,990,000	1,934,340
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (a)	2,125,000	2,157,865
StoneMor, Inc., 8.50%, 05/15/2029 (a)	2,130,000	2,056,590
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	2,875,000	3,114,853
		22,815,156

Computers - 1.1%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	2,175,000	2,083,077

Diversified Financial Services - 1.4%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	700,000	699,284
6.88%, 04/15/2030 (a)	1,255,000	1,260,351
9.25%, 07/01/2031 (a)	300,000	319,723
7.50%, 07/15/2033 (a)	300,000	306,975
		2,586,333

Engineering & Construction - 4.5%
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)	2,285,000	2,246,336
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	2,000,000	1,997,091
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	2,250,000	2,163,288
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	1,885,000	1,928,619
		8,335,334

Entertainment - 2.0%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	1,625,000	1,560,754
Voyager Parent LLC, 9.25%, 07/01/2032 (a)	1,950,000	2,059,224
		3,619,978

Food - 2.3%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	2,040,000	2,149,856
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	2,250,000	2,162,964
		4,312,820

Food Service - 1.6%
TKC Holdings, Inc.
6.88%, 05/15/2028 (a)	835,000	840,053
10.50%, 05/15/2029 (a)	2,065,000	2,110,746
		2,950,799

Forest Products & Paper - 2.6%
Magnera Corp.
4.75%, 11/15/2029 (a)	2,165,000	1,914,355
7.25%, 11/15/2031 (a)	300,000	284,183
Mercer International, Inc.
12.88%, 10/01/2028 (a)	1,237,000	1,202,521
5.13%, 02/01/2029	1,725,000	1,361,496
		4,762,555

Healthcare-Services - 1.2%
Kedrion SpA, 6.50%, 09/01/2029 (a)	2,265,000	2,225,677

Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (a)	1,950,000	2,002,177

Internet - 1.4%
ION Trading Technologies Sarl
5.75%, 05/15/2028 (a)	1,780,000	1,728,233
9.50%, 05/30/2029 (a)	750,000	784,838
		2,513,071

Iron/Steel - 1.4%
TMS International Corp./DE, 6.25%, 04/15/2029 (a)	2,600,000	2,516,478

Machinery-Diversified - 2.9%
GrafTech Finance, Inc., 4.63%, 12/23/2029 (a)	2,370,000	1,694,550
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029 (a)	650,000	555,750
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	1,900,000	1,996,400
OT Merger Corp., 7.88%, 10/15/2029 (a)	3,231,000	1,167,167
		5,413,867

Media - 3.9%
Beasley Mezzanine Holdings LLC
9.20%, 08/01/2028 (a)	2,403,000	943,177
11.00%, 08/01/2028 (a)	293,000	291,352
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026 (a)	3,100,000	2,022,750
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	1,375,000	1,290,566
7.38%, 06/30/2030 (a)	400,000	402,502
8.50%, 07/31/2031 (a)	250,000	257,855
9.38%, 08/01/2032 (a)	525,000	553,248
Urban One, Inc., 7.38%, 02/01/2028 (a)	2,712,000	1,386,659
		7,148,109

Metal Fabricate/Hardware - 1.2%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030 (a)	2,210,000	2,249,415

Mining - 2.5%
Compass Minerals International, Inc.
6.75%, 12/01/2027 (a)	691,000	691,885
8.00%, 07/01/2030 (a)	2,000,000	2,093,728
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030 (a)	1,700,000	1,763,141
		4,548,754

Miscellaneous Manufacturing - 1.6%
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028 (a)	745,000	788,769
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	1,950,000	2,066,321
		2,855,090

Office-Business Equipment - 2.1%
Pitney Bowes, Inc., 6.88%, 03/15/2027 (a)	2,400,000	2,410,111
Xerox Holdings Corp.
5.50%, 08/15/2028 (a)	1,900,000	1,237,626
8.88%, 11/30/2029 (a)	425,000	260,446
		3,908,183

Oil & Gas Services - 3.6%
Bristow Group, Inc., 6.88%, 03/01/2028 (a)	2,000,000	2,004,860
CHC Group LLC, 11.75%, 09/01/2030 (a)	2,915,000	2,922,441
Enerflex Ltd., 9.00%, 10/15/2027 (a)	1,697,000	1,748,019
		6,675,320

Packaging & Containers - 3.1%
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030 (a)	2,075,000	2,109,663
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	1,550,000	1,468,795
LABL, Inc.
5.88%, 11/01/2028 (a)	1,350,000	1,072,985
9.50%, 11/01/2028 (a)	950,000	792,981
8.63%, 10/01/2031 (a)	375,000	277,551
		5,721,975

Pharmaceuticals - 1.2%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (a)	2,305,000	2,208,144

Pipelines - 7.5%
Global Partners LP / GLP Finance Corp.
6.88%, 01/15/2029	1,175,000	1,191,569
8.25%, 01/15/2032 (a)	390,000	410,540
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	2,699,000	2,648,430
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	1,915,000	2,026,794
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	1,000,000	1,020,841
8.38%, 02/15/2032 (a)	1,080,000	1,099,495
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	1,900,000	1,896,728
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	1,555,000	1,636,847
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	1,875,000	1,943,977
		13,875,221

Retail - 1.0%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (a)	2,025,000	1,870,445

Software - 4.9%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)	2,365,000	2,376,068
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028 (a)	1,625,000	1,537,982
8.75%, 05/01/2029 (a)	370,000	380,076
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030 (a)	1,975,000	1,980,578
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	1,090,000	1,123,245
6.50%, 02/15/2029 (a)	1,735,000	1,670,909
		9,068,858

Transportation - 5.8%
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)	1,300,000	1,348,333
Brightline East LLC, 11.00%, 01/31/2030 (a)	2,320,000	1,335,153
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	1,900,000	1,804,092
Rand Parent LLC, 8.50%, 02/15/2030 (a)	2,180,000	2,262,337
Star Leasing Co. LLC, 7.63%, 02/15/2030 (a)	2,100,000	2,078,512
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (a)	1,875,000	1,961,863
		10,790,290
TOTAL CORPORATE BONDS (Cost $179,071,951)		173,450,131

COMMON STOCKS - 0.0%(b)	Shares
Building Materials - 0.0%(b)
Northwest Hardwoods (c)(d)	2,996	37,450

Media - 0.0%(b)
Beasley Broadcast Group, Inc. (d)	1,774	8,072
TOTAL COMMON STOCKS (Cost $158,854)		45,522

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.9%
Fidelity Government Portfolio - Institutional Class, 4.21%(e)	7,268,572	7,268,572
TOTAL MONEY MARKET FUNDS (Cost $7,268,572)		7,268,572

TOTAL INVESTMENTS - 97.7% (Cost $186,499,377)		180,764,225
Other Assets in Excess of Liabilities - 2.3%		4,195,311
TOTAL NET ASSETS - 100.0%		$184,959,536
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

PIK - Payment in Kind

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $170,897,066 or 92.4% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $37,450 or 0.0% of net assets as of August 31, 2025.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

PIA High Yield (MACS) Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$173,450,131	$–	$173,450,131
Common Stocks	8,072	–	37,450	45,522
Money Market Funds	7,268,572	–	–	7,268,572
Total Investments	$7,276,644	$173,450,131	$37,450	$180,764,225

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2024	$104,860
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(67,410)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of August 31, 2025	$37,450